AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Class I Shares, Class N Shares and Class R6 Shares Prospectus,

dated October 19, 2021, as amended (the “Prospectus”),

of the AQR Macro Opportunities Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the sub-section entitled “Portfolio Managers” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	April 8, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Ashwin Thapar	March 31, 2021	Principal of the Adviser
Jonathan Fader	March 31, 2021	Managing Director of the Adviser
Erik Stamelos	January 1, 2022	Managing Director of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 26 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of the Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the Fund.

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Fund	Portfolio Managers
AQR Macro Opportunities Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Ashwin Thapar
Jonathan Fader
Erik Stamelos

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in 2009 where he is Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and is Head of the Macro and Multi-Strategy team. In this role, he leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Ashwin Thapar is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior member of the Research and Portfolio management team. In his role, Mr. Thapar co-heads research and portfolio management efforts on the Adviser’s macro and multi-strategy funds. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

Jonathan Fader is a Managing Director of the Adviser. Mr. Fader joined the Adviser in 2014 and is a portfolio manager for the Global Macro strategy and a member of the discretionary macro research team. Mr. Fader earned a B.S. in applied mathematics-economics from Brown University

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager for the Macro and Multi-Strategy team. Mr. Stamelos earned an A.B. in economics from Harvard University.

From time to time, a manager, analyst, or other employee of the Adviser or any of its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Statement of Additional Information,

dated October 19, 2021, as amended (the “SAI”),

of the AQR Macro Opportunities Fund (the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the section entitled “Portfolio Manager Holdings” beginning on page 38 of the SAI is hereby deleted in its entirety and replaced with the following:

The dollar range of equity securities of the Fund beneficially owned by the portfolio managers of the Fund as of December 31, 2020, unless noted otherwise, is as follows:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Jordan Brooks, Ph.D., M.A.	$10,001-$50,000
Jonathan Fader	None[1]
John M. Liew, Ph.D., M.B.A.	Over $1,000,000
Yao Hua Ooi	$10,001-$50,000
Erik Stamelos	None*
Ashwin Thapar	None[1]

* Holdings information provided as of October 31, 2021.

1 The Portfolio Manager began managing the Fund on March 31, 2021.

•	the section entitled “Other Accounts Managed” on page 38 of the SAI is hereby deleted in its entirety and replaced with the following:

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for nondiscretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

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The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2020:

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Jordan Brooks, Ph.D., M.A.	2	$315,678,931	1	$1,156,333	0	–
Jonathan Fader	0	–	2	$507,371,018	0	–
John M. Liew, Ph.D., M.B.A.	5	$831,767,181	15	$7,246,194,447	22	$12,016,695,908
Yao Hua Ooi	5	$4,520,376,240	26	$11,153,862,963	1	$342,589,976
Erik Stamelos*	0	–	5	$507,251,675	2	$100,000,000
Ashwin Thapar	1	$189,275,895	33	$9,729,294,087	32	$20,138,978,935

* Account information provided as of October 31, 2021.

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Jordan Brooks, Ph.D., M.A.	0	–	1	$1,156,333	0	–
Jonathan Fader	0	–	2	$507,371,018	0	–
John M. Liew, Ph.D., M.B.A.	0	–	14	$6,043,356,356	9	$5,499,501,906
Yao Hua Ooi	0	–	24	$10,373,799,925	0	–
Erik Stamelos*	0	–	4	$435,045,190	0	–
Ashwin Thapar	0	–	30	$7,932,433,780	13	$7,994,062,234

* Account information provided as of October 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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